Earnings per share (Details)		12 Months Ended
		Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Earnings per share
Net (loss) income attributable to common shareholders | $		$ (72,710,434)		$ 19,040,154
Weighted average number of common shares [Abstract]
January 1 (in shares)		93,837,221	93,837,221	90,438,009	90,438,009
Weighted average number of common shares issued (in shares)		40,318,936		3,399,212
Basic number of common shares (in shares)		134,156,157		93,837,221
Dilutive effect of unvested LTIP awards (in shares)	[1]	0		406,667
Diluted number of common shared issued (in shares)		134,156,157		94,243,888
Earnings per share [Abstract]
Basic (in dollars per share) | (per share)		$ (0.54)	$ (0.54)	$ 0.20	$ 0.20
Diluted (in dollars per share) | (per share)		$ (0.54)	$ (0.54)	$ 0.20	$ 0.20

[1]	Unvested LTIP awards were excluded from the diluted shares calculation due to their anti-dilutive effect.